Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (16,874)	$ (2,356)	¥ (18,616)
Reversal	711	100	1,742
Balance at the end of the year	¥ (16,163)	$ (2,256)	¥ (16,874)